NOTE 4 - INVENTORIES (Details Narrative) (USD $)	Sep. 30, 2012	Jun. 30, 2012
TOTAL INVENTORIES	$ 2,517,000	$ 2,195,000
InventoriesMember
Purchased parts, components and supplies	1,960,000	1,673,000
Work-in-process	557,000	522,000
TOTAL INVENTORIES	$ 2,517,000	$ 2,195,000